FAIR VALUE MEASURMENTS (Tables)	12 Months Ended	6 Months Ended
	Dec. 31, 2013	Jun. 30, 2014 Private Placement Warrants 2011-2012 [Member]	Jun. 30, 2014 February 2014 Private Placement warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants Fair Value [Table Text Block]
In estimating the warrants' fair value, the Company used the following assumptions:

Investors warrants:

	December 31, 2013	December 31, 2012	Issuance date

Risk-free interest rate (1)	0.70%	0.51%	1.2%
Expected volatility (2)	52.09%	70%	80%
Expected life (in years) (3)	2.82	3.82	5
Expected dividend yield (4)	0%	0%	0%

Fair value Warrants	$3.70	$4.05	$1.95

Placement agent warrants:

	December 31, 2013	December 31, 2012	Issuance date

Risk-free interest rate (1)	0.50%	0.41%	0.86%
Expected volatility (2)	50.91%	59%	75%
Expected life (in years) (3)	2.25	3.25	3.93
Expected dividend yield (4)	0%	0%	0%

Fair value Warrants	$3.35-4.15	$3.25-3.95	$1.55-1.60

(1)	Risk-free interest rate - based on yield rates of non-index linked U.S. Federal Reserve treasury bonds.

(2)	Expected volatility - was calculated based on actual historical stock price movements of companies in the same industry over a term that is equivalent to the expected term of the option.

(3)	Expected life - the expected life was based on the maturity date of the warrants.

(4)	Expected dividend yield - was based on the fact that the Company has not paid dividends to its shareholders in the past and does not expect to pay dividends to its shareholders in the future.

In estimating the warrants' fair value, the Company used the following assumptions:

Investors warrants in 2011-2012 Private Placement:

	June 30, 2014	December 31, 2013

Risk-free interest rate (1)	0.61%	0.70%
Expected volatility (2)	52.04%	52.09%
Expected life (in years) (3)	2.33	2.82
Expected dividend yield (4)	0%	0%

Fair value Warrants	$3.45	$3.70

Placement agent warrants 2011-2012 Private Placement:

	June 30, 2014	December 31, 2013

Risk-free interest rate (1)	0.39%	0.50%
Expected volatility (2)	53.85%	50.91%
Expected life (in years) (3)	1.78	2.25
Expected dividend yield (4)	0%	0%

Fair value Warrants	$2.40-3.15	$3.35-4.15

Investors and placement agent warrants in February 2014 Private Placement:

	June 30, 2014	Issuance date

Risk-free interest rate (1)	1.59%	1.63%
Expected volatility (2)	52.84%	61.49%
Expected life (in years) (3)	4.93	5.20
Expected dividend yield (4)	0%	0%

Fair value Warrants	$8.25	$8.90

(1)	Risk-free interest rate - based on yield rates of non-index linked U.S. Federal Reserve treasury bonds.

(2)	Expected volatility - was calculated based on actual historical stock price movements of companies in the same industry over a term that is equivalent to the expected term of the option.

(3)	Expected life - the expected life was based on the expiration date of the warrants.

(4)	Expected dividend yield - was based on the fact that the Company has not paid dividends to its shareholders in the past and does not expect to pay dividends to its shareholders in the future.

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Fair value measurements using significant unobservable inputs (Level 3):

Fair value of liability related to warrants

Balance at August 11, 2011 (inception date)	$-
Fair value of warrants to investors and service provider	680,230
Change in fair value of warrants	(15,867)

Balance at December 31, 2011	664,363
Fair value of warrants to investors and service provider	547,000
Change in fair value of warrants	1,606,378

Balance at December 31, 2012	$2,817,741
Change in fair value of warrants	293,542
Exercise of warrants (*)	(415,232)

Balance at December 31, 2013	$2,696,051

(*)
During the year ended December 31, 2013, 28,261 and 17,697 investors and placement agent warrants, respectively, were exercised for a total amount of 38,830 Common Stock of the Company (See also Note 9g).

The changes in Level 3 liabilities associated with the 2011-2012 Private Placement and the February 2014 Private Placement warrants are measured at fair value on a recurring basis. The following tabular presentation reflects the components of the liability associated with such warrants as of June 30, 2014:

Fair value of liability related to warrants

Balance at December 31, 2013	$2,696
Fair value of warrants issue to investors and service provider	3,230
Change in fair value of warrants during the period	(538)
Exercise of warrants (*)	(9)

Balance at June 30, 2014 (unaudited)	$5,379

(*)	During the six month period ended June 30, 2014, the placement agent exercised 1,824 warrants for a total amount of 1,824 shares of Common Stock of the Company, respectively (See also Note 4c).